Fair Value Measurements - Schedule of Fair Value Measurement Input and Valuation Techniques of Installment Financing Receivables (Detail)	Mar. 31, 2022	Dec. 31, 2021
Interest rate on finance receivables
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	1.4770	1.4760
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.2220	0.2180
Servicing cost
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.0500	0.0500
Remaining life
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.62	0.62
Default rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.1850	0.1770
Accrued interest
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.0320	0.0320
Prepayment rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Installment financing receivables, fair value measurement	0.2130	0.2100